Schedule of Lease Term (Details)	Dec. 31, 2024
Wanchat Hong Kong One [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years
Wanchat Hong Kong Two [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years
Wanchat Hong Kong Three [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years